TIAA-CREF FUNDS

SUPPLEMENT NO. 1

dated September 23, 2013

to the Statement of Additional Information

dated August 1, 2013, (with respect to the Fixed-Income Funds and the Real Estate Securities Fund)

SUPPLEMENT NO. 3

dated September 23, 2013

to the Statement of Additional Information

dated April 12, 2013, as supplemented June 24, 2013 and August 1, 2013
(with respect to the International Opportunities Fund)

SUPPLEMENT NO. 4

dated September 23, 2013

to the Statement of Additional Information
dated March 1, 2013, as supplemented April 12, 2013,

June 24, 2013 and August 1, 2013 (with respect to all other Equity Funds)
(collectively, the “SAI”)

OFFICER INFORMATION

Effective September 10, 2013, the Board of Trustees of the TIAA-CREF Funds (the “Trust”) appointed Robert G. Leary as President and Principal Executive Officer of the Trust. He replaces Roger W. Ferguson, Jr., who had previously held this position. Accordingly, in the chart entitled “Officers” contained within the section entitled “Management of the Trust” beginning on page B-29 of the SAI, the entry containing information regarding Mr. Ferguson hereby is deleted in its entirety and the following information hereby replaces in its entirety the entry for Mr. Leary.

Name, address and date of birth (“DOB”)	Position(s) held with Fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Robert G. Leary TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/20/61	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2013.	President and Principal Executive Officer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2013). Executive Vice President and President of Asset Management of TIAA and Executive Vice President of CREF and VA-1 (since 2013). Director, President and Chief Executive Officer of Advisors and TCAM, and Manager, President and Chief Executive Officer of Investment Management (since 2013). Former Executive Vice President of TIAA-CREF Funds and TIAA-CREF Life Funds (June–September 2013). Former Representative, Securities Research, Inc. (February–May 2013). President and Chief Operating Officer, U.S., ING Americas (2011–2012). Chief Executive Officer, ING Insurance US (2010–2011). Chairman and Chief Executive Officer, ING Investment Management, Americas (2007–2009). Executive Vice President (2006-2007) and Managing Director (1995–2005) AIG Financial Products Corp.

A14138 (9/13)